Leuthold Select Industries Fund
Schedule of Investments
June 30, 2023 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 97.46%
Biotechnology - 0.71%
Regeneron Pharmaceuticals, Inc. (a)	134	$96,284

Communications Equipment - 1.08%
Cisco Systems, Inc.	2,830	146,424

Construction Materials - 4.21%
Cemex SAB de CV - Class B - ADR (a)	15,058	106,611
CRH PLC - ADR	2,553	142,279
Eagle Materials, Inc.	558	104,022
Martin Marietta Materials, Inc.	234	108,035
Summit Materials, Inc. - Class A (a)	2,954	111,809
		572,756
Distributors - 1.01%
LKQ Corp.	2,354	137,168

Diversified Telecommunication Services - 0.87%
Verizon Communications, Inc.	3,175	118,078

Electronic Equipment, Instruments & Components - 5.08%
Corning, Inc.	2,179	76,352
Flex, Ltd. - ADR (a)	6,157	170,179
Jabil, Inc.	1,864	201,182
Sanmina Corp. (a)	1,233	74,313
TE Connectivity, Ltd. - ADR	1,207	169,173
		691,199
Entertainment - 1.45%
Netflix, Inc. (a)	449	197,780

Financial Services - 2.45%
Mastercard, Inc. - Class A	470	184,851
Visa, Inc. - Class A	624	148,188
		333,039
Ground Transportation - 3.30%
ArcBest Corp.	527	52,068
JB Hunt Transport Services, Inc.	492	89,067
Knight-Swift Transportation Holdings, Inc.	1,330	73,895
Ryder System, Inc.	581	49,263
Schneider National, Inc. - Class A	1,859	53,390
TFI International, Inc. - ADR	742	84,558
Werner Enterprises, Inc.	1,076	47,538
		449,779
Health Care Providers & Services - 8.53%
AmerisourceBergen Corp.	728	140,089
Cardinal Health, Inc.	1,487	140,626
Centene Corp. (a)	1,158	78,107
Elevance Health, Inc.	260	115,515
Humana, Inc.	432	193,160
McKesson Corp.	305	130,330
Patterson Cos, Inc.	2,008	66,786
UnitedHealth Group, Inc.	616	296,074
		1,160,687
Hotels, Restaurants & Leisure - 0.87%
Brinker International, Inc. (a)	1,564	57,242
Texas Roadhouse, Inc.	550	61,754
		118,996
Household Durables - 8.45%
D.R. Horton, Inc.	1,956	238,026
KB Home	1,453	75,135
Lennar Corp. - Class A	1,170	146,613
MDC Holdings, Inc.	1,943	90,874
Meritage Homes Corp.	835	118,795
PulteGroup, Inc.	2,963	230,166
Taylor Morrison Home Corp. (a)	2,233	108,903
Toll Brothers, Inc.	1,798	142,168
		1,150,680
Insurance - 0.74%
Reinsurance Group of America, Inc.	724	100,412

Interactive Media & Services - 4.03%
Alphabet, Inc. - Class A (a)	1,969	235,689
Meta Platforms, Inc. - Class A (a)	1,092	313,382
		549,071
IT Services - 4.71%
Akamai Technologies, Inc. (a)	1,503	135,074
GoDaddy, Inc. - Class A (a)	1,651	124,040
Okta, Inc. - Class A (a)	1,809	125,454
VeriSign, Inc. (a)	718	162,246
Wix.com, Ltd. - ADR (a)(b)	1,211	94,749
		641,563
Machinery - 3.83%
AGCO Corp.	374	49,151
Allison Transmission Holdings, Inc.	1,135	64,082
Caterpillar, Inc.	366	90,054
CNH Industrial NV - Class A - ADR	3,094	44,554
Cummins, Inc.	200	49,032
Deere & Co.	195	79,012
PACCAR, Inc.	917	76,707
Terex Corp.	1,157	69,224
		521,816
Media - 3.61%
Charter Communications, Inc. - Class A (a)	316	116,089
Omnicom Group, Inc.	1,353	128,738
Perion Network, Ltd. - ADR (a)	2,030	62,260
The Interpublic Group of Cos, Inc.	2,453	94,637
WPP PLC - ADR	1,710	89,399
		491,123
Metals & Mining - 2.07%
ArcelorMittal SA - NYRS - ADR	3,291	89,976
Steel Dynamics, Inc.	981	106,860
United States Steel Corp.	3,418	85,484
		282,320
Oil, Gas & Consumable Fuels - 2.81%
Exxon Mobil Corp.	1,969	211,175
Shell PLC - ADR	2,829	170,815
		381,990
Pharmaceuticals - 2.49%
Merck & Co., Inc.	2,244	258,935
Pfizer, Inc.	2,192	80,403
		339,338
Semiconductors & Semiconductor Equipment - 8.94%
Applied Materials, Inc.	2,234	322,903
KLA Corp.	461	223,594
Lam Research Corp.	656	421,716
MKS Instruments, Inc.	849	91,777
SolarEdge Technologies, Inc. (a)(b)	582	156,587
		1,216,577
Software - 10.89%
Adobe, Inc. (a)	269	131,538
Check Point Software Technologies, Ltd. - ADR (a)	923	115,947
Dolby Laboratories, Inc. - Class A	1,092	91,379
Fortinet, Inc. (a)	1,921	145,208
Microsoft Corp.	1,749	595,605
Oracle Corp.	2,098	249,851
Progress Software Corp.	1,019	59,204
Qualys, Inc. (a)	729	94,165
		1,482,897
Specialty Retail - 7.62%
Academy Sports & Outdoors, Inc.	1,558	84,210
AutoNation, Inc. (a)	821	135,145
Bath & Body Works, Inc.	1,975	74,062
Best Buy Co., Inc.	1,314	107,682
Dick's Sporting Goods, Inc.	697	92,136
Penske Automotive Group, Inc.	963	160,465
Signet Jewelers, Ltd. - ADR	1,141	74,462
The Home Depot, Inc.	259	80,456
The ODP Corp. (a)	1,230	57,589
Ulta Beauty, Inc. (a)	221	104,001
Williams-Sonoma, Inc.	537	67,200
		1,037,408
Technology Hardware, Storage & Peripherals - 3.55%
Apple, Inc.	2,490	482,985

Trading Companies & Distributors - 4.16%
AerCap Holdings NV - ADR (a)	1,321	83,910
GMS, Inc. (a)	842	58,266
MSC Industrial Direct Co., Inc. - Class A	467	44,496
Triton International, Ltd. - ADR	920	76,599
United Rentals, Inc.	426	189,728
WESCO International, Inc.	631	112,987
		565,986

TOTAL COMMON STOCKS (Cost $9,065,737)		$13,266,356

SHORT-TERM INVESTMENTS - 2.08%
Money Market Funds - 2.08%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.985% (c)	283,530	$283,530

TOTAL SHORT-TERM INVESTMENTS (Cost $283,530)		$283,530

Total Investments (Cost $9,349,267) - 99.54%		$13,549,886
Other Assets in Excess of Liabilities - 0.46%		62,231
TOTAL NET ASSETS - 100.00%		$13,612,117

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of June 30, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Select Industries Fund

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)
The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2023:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,266,356	$–	$–	$13,266,356
Short-Term Investments	283,530	–	–	283,530
Total Investments in Securities	$13,549,886	$–	$–	$13,549,886